THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	LUNAX	Large Capitalization Growth Portfolio	SLCGX
Moderately Conservative Balanced Allocation Portfolio	SMICX	Mid Capitalization Portfolio	SMIPX
Moderate Balanced Allocation Portfolio	SBMIX	Small Capitalization Portfolio	SSCPX
Moderately Aggressive Balanced Allocation Portfolio	SAMIX	International Equity Portfolio	SIEPX
Aggressive Balanced Allocation Portfolio	SABIX	Health & Biotechnology Portfolio	SBHIX
Investment Quality Bond Portfolio	SIBPX	Technology & Communications Portfolio	STPIX
Municipal Bond Portfolio	SMBPX	Financial Services Portfolio	SFPIX
Large Capitalization Value Portfolio	SLCVX	Energy & Basic Materials Portfolio	SEPIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SCAAX	Large Capitalization Growth Portfolio	SLGYX
Moderately Conservative Balanced Allocation Portfolio	SMACX	Mid Capitalization Portfolio	SPMAX
Moderate Balanced Allocation Portfolio	SMPAX	Small Capitalization Portfolio	SSCYX
Moderately Aggressive Balanced Allocation Portfolio	SAMAX	International Equity Portfolio	SIEYX
Aggressive Balanced Allocation Portfolio	SABAX	Health & Biotechnology Portfolio	SHPAX
Investment Quality Bond Portfolio	SQBAX	Technology & Communications Portfolio	STPAX
Municipal Bond Portfolio	SMBAX	Financial Services Portfolio	SFPAX
Large Capitalization Value Portfolio	SLVYX	Energy & Basic Materials Portfolio	SBMBX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SUMCX	Large Capitalization Growth Portfolio	SLGCX
Moderately Conservative Balanced Allocation Portfolio	SBCCX	Mid Capitalization Portfolio	SPMCX
Moderate Balanced Allocation Portfolio	SBMCX	Small Capitalization Portfolio	SSCCX
Moderately Aggressive Balanced Allocation Portfolio	SAMCX	International Equity Portfolio	SIECX
Aggressive Balanced Allocation Portfolio	SABCX	Health & Biotechnology Portfolio	SHPCX
Investment Quality Bond Portfolio	SQBCX	Technology & Communications Portfolio	STPCX
Municipal Bond Portfolio	SMBCX	Financial Services Portfolio	SFPCX
Large Capitalization Value Portfolio	SLVCX	Energy & Basic Materials Portfolio	SEPCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Macro Portfolio	Class I (GRRIX) Class A (GRRAX) Class C (GRRCX)	James Alpha Managed Risk Emerging Markets Equity Portfolio	Class I (JEIMX) Class A (JEAMX) Class C (JECMX)

James Alpha Global Real Estate Investments Portfolio	Class I (JARIX) Class A (JAREX) Class C (JACRX)	James Alpha Hedged High Income Portfolio	Class I (INCIX) Class A (INCAX) Class C (INCCX)

James Alpha Multi Strategy Alternative Income Portfolio	Class I (JAIMX) Class A (JAAMX) Class C (JACMX)	James Alpha Momentum Portfolio	Class I (MOMOX) Class A (MOMAX) Class C (MOMCX)

James Alpha Managed Risk Domestic Equity Portfolio	Class I (JDIEX) Class A (JDAEX) Class C (JDCEX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Global Real Estate Investments Portfolio	Class S (JARSX)	James Alpha Managed Risk Emerging Markets Equity Portfolio	Class S (JESMX)

James Alpha Multi Strategy Alternative Income Portfolio	Class S (JASMX)	James Alpha Hedged High Income Portfolio	Class S (INCSX)

James Alpha Managed Risk Domestic Equity Portfolio	Class S (JDSEX)	James Alpha Momentum Portfolio	Class S (MOMSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

James Alpha Macro Portfolio Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

CLASS S SHARES	(Ticker: GRRSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Total Hedge Portfolio	Class I (JTHIX) Class A (JTHAX) Class C (JTHCX)	James Alpha Relative Value Portfolio	Class I (JRVIX) Class A (JRVAX) Class C (JRVCX)

James Alpha EHS Portfolio	Class I (JEHIX) Class A (JAHAX) Class C (JAHCX)	James Alpha MLP Portfolio	Class I (JMLPX) Class A (JAMLX) Class C (MLPCX)

James Alpha Event Driven Portfolio	Class I (JAEIX) Class A (JAEAX) Class C (JAECX)	James Alpha Structured Credit Value Portfolio	Class I (JSVIX) Class A (JASVX) Class C (JSVCX)

James Alpha Family Office Portfolio	Class I (JFOIX) Class A (JFOAX) Class C (JFOCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Total Hedge Portfolio	Class S (JTHSX)	James Alpha Family Office Portfolio	Class S (JFOSX)

James Alpha EHS Portfolio	Class S (JAHSX)	James Alpha Relative Value Portfolio	Class S (JRSVX)

James Alpha Event Driven Portfolio	Class S (JAESX)	James Alpha MLP Portfolio	Class S (JMLSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the

James Alpha Structured Credit Value Portfolio Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

CLASS S SHARES	(Ticker: JASSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

Please retain this supplement for future reference.